ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Components of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Accrued warranty costs (Note 13)	177,869	181,406	29,966
Accrued wages and other employee welfare	81,514	68,325	11,286
Accrued professional service fees	26,972	31,913	5,272
Accrued sales commission	—	17,891	2,955
Accrued interest expense for bank borrowings	14,499	17,438	2,881
Accrued utility expenses	9,263	12,175	2,011
Interest payable for convertible bonds	10,068	9,766	1,613
Taxes payable	9,846	8,801	1,454
Interest payable for long-term notes (Note 17)	—	3,224	533
Accrued freight and export related expense	38,938	2,167	358
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”) (Note 27)	13	13	2
Other accrued expenses and liabilities	31,555	35,628	5,885

	400,537	388,747	64,216